Inventories (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Inventories
Opening balance			R$ 75,508	R$ 69,080	R$ 72,410
Additions		R$ 66		8,783	9,331
(Reversals)		(3,164)		(4,726)	(2,500)
Inventory losses	[1]			(10,927)	(10,161)
Closing balance		R$ 72,410	R$ 72,410	R$ 62,210	R$ 69,080

[1]	In each year, the Company adjusts inventory based on physical inventory counts conducted in the last quarter of each year.